UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		February 14, 2010
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    62
Form 13F Information Table Value Total:   $88.909
List of Other Included Managers: None

       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN  MANAGERS    SOLE   SHARED  NONE
-----------------------------   --------------   --------      ------  ------   --- ----  ------  --------   ------  -------  ----
3M CO                           COM              88579Y101      1324    15345    SH        SOLE                              15345
AT&T INC                        COM              00206R102       211     7187    SH        SOLE                               7187
AEGON N V                       NY REGISTRY SH   007924103      3086   142620    SH        SOLE                             142620
AEROPOSTALE                     COM              007865108      1489    60425    SH        SOLE                              60425
APOLLO GROUP INC                CL A             037604105      1737    43993    SH        SOLE                              43993
BANK OF AMERICA CORPORATION     COM              060505104       424    31805    SH        SOLE                              31805
BANK HAWAII CORP                COM              062540109       338     7150    SH        SOLE                               7150
BLOCK H & R INC                 COM              093671105      1883   158082    SH        SOLE                             158082
CHESAPEAKE ENERGY CORP          PFD CONV         165167842       374     4250    SH        SOLE                               4250
COCA COLA CO                    COM              191216100      1363    20724    SH        SOLE                              20724
COHEN & STEERS INFRASTRUCTUR    COM              19248A109      1902   115841    SH        SOLE                             115841
COHEN & STEERS REIT & PFD IN    COM              19247X100       308    21560    SH        SOLE                              21560
COLGATE PALMOLIVE CO            COM              194162103       285     3540    SH        SOLE                               3540
EATON VANCE ENHANCED EQ INC     COM              278274105       681    53844    SH        SOLE                              53844
EBAY INC                        COM              278642103       339    12185    SH        SOLE                              12185
EXELON CORP                     COM              30161N101       884    21221    SH        SOLE                              21221
EXPEDITORS INTL WASH INC        COM              302130109       528     9675    SH        SOLE                               9675
EXXON MOBIL CORP                COM              30121G102     29396   402018    SH        SOLE                             402018
FASTENAL CO                     COM              311900104       765    12765    SH        SOLE                              12765
FORT DEARBORN INCOME SECS IN    COM              347200107       781    50508    SH        SOLE                              50508
GARMIN LTD                      ORD              G37260109      1168    37680    SH        SOLE                              37680
GENERAL ELECTRIC CO             COM              369604103      1191    65092    SH        SOLE                              65092
GOLDMAN SACHS GROUP INC         COM              38141G104       450     2675    SH        SOLE                               2675
HANSEN NAT CORP                 COM              411310105       331     6325    SH        SOLE                               6325
HOME DEPOT INC                  COM              437076102      1435    40938    SH        SOLE                              40938
ING GROEP N V                   SPONSORED ADR    456837509      2169   107039    SH        SOLE                             107039
INTEL CORP                      COM              458140100       520    24725    SH        SOLE                              24725
INTERNATIONAL BUSINESS MACHS    COM              459200101       874     5956    SH        SOLE                               5956
INTUIT                          COM              461202103      1168    23700    SH        SOLE                              23700
ISHARES TR                      S&P500 GRW       464287309      3476    52940    SH        SOLE                              52940
ISHARES TR                      US PFD STK IDX   464288687       665    17134    SH        SOLE                              17134
ISHARES TR INDEX                BARCLY USAGG B   464287226       225     2125    SH        SOLE                               2125
ISHARES TR                      DJ SEL DIV INX   464287168       401     8035    SH        SOLE                               8035
ISHARES TR INDEX                S&P 500 INDEX    464287200       545     4320    SH        SOLE                               4320
JOHNSON & JOHNSON               COM              478160104      2036    32914    SH        SOLE                              32914
KING PHARMACEUTICALS INC        COM              495582108       945    67225    SH        SOLE                              67225
LILLY ELI & CO                  COM              532457108       583    16635    SH        SOLE                              16635
LINEAR TECHNOLOGY CORP          COM              535678106       789    22815    SH        SOLE                              22815
MAXIM INTEGRATED PRODS INC      COM              57772K101       452    19125    SH        SOLE                              19125
MCAFEE INC                      COM              579064106       236     5100    SH        SOLE                               5100
MCGRAW HILL COS INC             COM              580645109       367    10075    SH        SOLE                              10075
MEDTRONIC INC                   COM              585055106      1658    44700    SH        SOLE                              44700
MICROSOFT CORP                  COM              594918104      1797    64375    SH        SOLE                              64375
POWERSHARES QQQ TRUST           UNIT SER 1       73935A104       304     5590    SH        SOLE                               5590
NUVEEN MULTI STRAT INC GR FD    COM SHS          67073D102      1645   186950    SH        SOLE                             186950
ORACLE CORP                     COM              68389X105       491    15699    SH        SOLE                              15699
PENN WEST ENERGY TR             TR UNIT          707885109       954    39876    SH        SOLE                              39876
PFIZER INC                      COM              717081103       371    21175    SH        SOLE                              21175
PROCTER & GAMBLE CO             COM              742718109       354     5498    SH        SOLE                               5498
QUALCOMM INC                    COM              747525103       809    16355    SH        SOLE                              16355
RIVUS BOND FUND                 COM              769667106       881    49750    SH        SOLE                              49750
ROCKWELL COLLINS INC            COM              774341101       354     6075    SH        SOLE                               6075
SEI INVESTMENTS CO              COM              784117103       701    29484    SH        SOLE                              29484
SPDR TR                         UNIT SER 1       78462F103      3515    27955    SH        SOLE                              27955
STARBUCKS CORP                  COM              855244109       834    25954    SH        SOLE                              25954
STRYKER CORP                    COM              863667101       528     9832    SH        SOLE                               9832
TCF FINL CORP                   COM              872275102       371    25050    SH        SOLE                              25050
TEXAS INSTRS INC                COM              882491103       518    15950    SH        SOLE                              15950
VSE CORP                        COM              918284100       687    20800    SH        SOLE                              20800
VANGUARD INDEX FDS              STK MRK ETF      922908769      2528    38935    SH        SOLE                              38935
WAL MART STORES INC             COM              931142103       773    14335    SH        SOLE                              14335
WELLS FARGO & CO NEW            COM              949746101       712    22991    SH        SOLE                              22991

